FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Long-term Investments	$ 1,712			$ 934
Amounts Receivable	3,182			3,303
Accounts Payable And Accrued Liabilities	$ 9,923			$ 11,867
MXN [Member]
Statement [Line Items]
Cash		$ 6,283			$ 13,338
Due from related parties		0			4,558
Long-term Investments		0			0
Reclamation Bonds		0			0
Amounts Receivable		293			18,644
Accounts Payable And Accrued Liabilities		(69,437)			(95,662)
Due To Related Parties		0			0
Finance Lease Obligations		(991)			(1,129)
Net Exposure		(63,852)			(60,251)
Us Dollar Equivalent		$ (3,126)			$ (3,567)
CDN [Member]
Statement [Line Items]
Cash			$ 437			$ 70
Due from related parties			0			0
Long-term Investments			2,343			1,236
Reclamation Bonds			6			6
Amounts Receivable			40			26
Accounts Payable And Accrued Liabilities			(275)			(150)
Due To Related Parties			(236)			(135)
Finance Lease Obligations			(618)			(217)
Net Exposure			1,697			836
Us Dollar Equivalent			$ 1,127			$ 577